Offerings - Offering: 1	Nov. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, to be issued under the Triumph Financial, Inc. 2014 Omnibus Incentive Plan, as amended
Amount Registered | shares	750,000
Proposed Maximum Offering Price per Unit	54.05
Maximum Aggregate Offering Price	$ 40,537,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,598.23
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933 (the "Securities Act"), this registration statement shall also be deemed to cover any additional securities to be offered or issued in connection with the provisions of the above-referenced plan, which provides for adjustments in the amount of securities to be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Estimated in accordance with Rule 457(h) under the Securities Act, solely for the purpose of calculating the registration fee.The price of $54.05 represents the average of the high and low sale prices of the Common Stock on the New York Stock Exchange on November 3, 2025.